Income Tax	12 Months Ended
Nov. 30, 2023
Income Tax [Abstract]
INCOME TAX
12.	INCOME TAX

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The Group’s Hong Kong subsidiaries, IJL and ITL, are subject to Hong Kong profits tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For these subsidiaries, the first HK$2 million of assessable profits are taxed at 8.25% and the remaining assessable profits are taxed at 16.5%.

(a)	The components of the income tax provision are as follow:

	For the Year Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Current tax	1,916,689	512,429	886,191	113,476
Deferred tax	—	—	(355,566)	(45,530)
Total income tax expense	1,916,689	512,429	530,625	67,946

(b)	The following table reconciles Hong Kong statutory rates to the Group’s effective tax rate:

	For the years ended November 30,
	2021		2022		2023
	Amounts	%	Amounts	%	Amounts		%
	HK$		HK$		HK$	US$
Current tax – Hong Kong profits tax Provision for the year	13,595,796		3,991,440		4,599,604	588,975
Income tax expense at the statutory rate	(2,243,306)	16.5	(658,589)	16.5	(758,935)	(97,181)	16.5
Effect of preferential tax rate	163,150	(1.2)	165,007	(4.1)	164,853	21,109	(3.6)
Effect of expenses not deductible for tax	(67,979)	0.5	(67,937)	1.7	(28,302)	(3,624)	0.6
Effect of Permanent difference*	231,446	(1.7)	49,090	(1.3)	91,759	11,750	(2.0)
Income tax expense	(1,916,689)	14.1	(512,429)	12.8	(530,625)	(67,946.)	11.5

*	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.

(c)	Deferred tax:

The deferred tax assets which are principally comprised of provision of bad debts. The movement of recognized deferred tax assets were as follows:

	As of November 30,
	2022	2023	2023
Deferred tax assets:	HK$	HK$	US$
Balance, beginning of the year	—	—	—
Addition	—	355,566	45,530
Balance, end of the year	—	355,566	45,530

As of November 30, 2023 and 2022, the Group had taxes payables of HK$3,718,174 (US$476,109) and HK$2,838,099, respectively.